UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4707

Fidelity Advisor Series II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Municipal Income Fund

January 31, 2017

HIM-QTLY-0317
1.813061.112

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 93.4%
	Principal Amount	Value
Alabama - 0.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	600,000	648,276
Montgomery Med. Clinic Facilities 5% 3/1/33	1,000,000	1,069,960
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22 (Pre-Refunded to 9/1/18 @ 100)	1,000,000	1,072,850

TOTAL ALABAMA		2,791,086

Alaska - 0.2%
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/35	2,600,000	2,880,904
Arizona - 0.9%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	$1,000,000	$1,062,300
5.25% 10/1/20 (FSA Insured)	1,600,000	1,758,112
5.25% 10/1/21 (FSA Insured)	850,000	932,833
5.25% 10/1/26 (FSA Insured)	500,000	547,485
5.25% 10/1/28 (FSA Insured)	1,600,000	1,751,072
Glendale Gen. Oblig. Series 2015, 4% 7/1/20 (FSA Insured)	400,000	432,988
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (b)	155,000	139,946
6% 1/1/48 (b)	555,000	497,274
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	700,000	762,538
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/26	500,000	576,560
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007, 5.5% 12/1/29	1,000,000	1,184,710
5.25% 12/1/22	1,500,000	1,706,655
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	205,000	223,091

TOTAL ARIZONA		11,575,564

California - 9.4%
California Edl. Facilities Auth. Rev. Series U6, 5% 5/1/45	3,400,000	4,404,462
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	20,000	20,078
5% 11/1/24	2,400,000	2,469,888
5% 8/1/28	10,000,000	11,841,400
5% 9/1/31	1,440,000	1,676,866
5.25% 12/1/33	20,000	20,066
5.25% 4/1/35	2,200,000	2,484,328
5.25% 3/1/38	3,900,000	4,056,156
5.25% 11/1/40	700,000	782,733
5.5% 8/1/30	2,000,000	2,129,460
5.5% 3/1/40	1,000,000	1,106,480
5.6% 3/1/36	400,000	445,052
6% 3/1/33	3,460,000	3,922,083
6% 4/1/38	5,300,000	5,848,232
6% 11/1/39	11,700,000	13,225,095
6.5% 4/1/33	3,850,000	4,297,101
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 E, 5.625% 7/1/25	2,000,000	2,174,240
(Providence Health and Svcs. Proj.) Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	25,000	27,216
California Muni. Fin. Auth. Rev. Series 2017 A, 5% 11/1/28	250,000	271,680
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	2,400,000	2,764,224
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E:
5% 11/1/19	1,600,000	1,647,088
5% 11/1/21	1,760,000	1,810,723
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,003,350
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34 (Pre-Refunded to 4/1/19 @ 100)	1,700,000	1,886,048
(Various Cap. Projs.):
Series 2012 A, 5% 4/1/24	3,190,000	3,635,133
Series 2012 G, 5% 11/1/24	650,000	748,826
Series 2009 G1, 5.75% 10/1/30	600,000	661,788
Series 2009 I:
6.125% 11/1/29 (Pre-Refunded to 11/1/19 @ 100)	400,000	452,788
6.375% 11/1/34 (Pre-Refunded to 11/1/19 @ 100)	1,000,000	1,138,690
Series 2010 A, 5.75% 3/1/30	1,000,000	1,119,650
California Statewide Cmntys. Dev. Auth. Series 2016:
3.25% 5/15/31	520,000	493,646
5% 5/15/29	1,250,000	1,403,775
5% 5/15/30	1,000,000	1,115,450
Folsom Cordova Union School District No. 4 Series A, 0% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835,000	1,061,272
Long Beach Unified School District Series 2009, 5.5% 8/1/29	60,000	65,978
Los Angeles Dept. Arpt. Rev. Series 2016 B:
5% 5/15/32 (c)	1,830,000	2,062,886
5% 5/15/33 (c)	1,500,000	1,682,010
5% 5/15/46 (c)	6,400,000	7,043,008
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/25	1,455,000	1,655,703
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	890,000	978,778
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	1,076,000
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,018,930
Oakland Gen. Oblig. Series 2012, 5% 1/15/24	2,500,000	2,816,925
Palomar Health Rev. Series 2016, 5% 11/1/31	1,000,000	1,068,320
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,000,000	537,270
Series B, 0% 8/1/39	3,700,000	1,411,587
Poway Unified School District Pub. Fing. 5% 9/1/24	1,000,000	1,123,830
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	800,000	575,480
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/28	2,200,000	2,544,080
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,077,430
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	2,200,000	2,527,866
San Diego Unified School District Series 2008 E, 0% 7/1/47 (a)	1,300,000	706,953
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2014 A, 5% 5/1/44 (c)	2,200,000	2,354,176
San Marcos Unified School District Series 2010 B, 0% 8/1/47	11,900,000	2,791,383
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	938,330
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	925,690
Univ. of California Revs. Series O, 5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	80,000	87,237
Washington Township Health Care District Gen. Oblig. Series 2013 B, 5.5% 8/1/38	1,000,000	1,189,570
Washington Township Health Care District Rev. Series 2010 A, 5.25% 7/1/30	1,100,000	1,191,168
West Contra Costa Unified School District Series 2012, 5% 8/1/26	2,000,000	2,306,220

TOTAL CALIFORNIA		123,901,875

Colorado - 0.9%
Colorado Health Facilities Auth. (Parkview Med. Ctr., Inc. Proj.) Series 2016:
4% 9/1/36	1,300,000	1,291,238
5% 9/1/46	1,300,000	1,435,213
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) Series B, 0% 7/15/20 (Escrowed to Maturity)	1,200,000	1,128,828
Colorado Health Facilities Auth. Rev. (Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,000,000	2,071,960
Colorado Univ. Co. Hosp. Auth. Rev. Bonds:
4%, tender 3/1/20 (d)(e)	2,155,000	2,282,188
5%, tender 3/1/22 (d)(e)	1,585,000	1,784,567
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,355,085
Series 2010 C, 5.25% 9/1/25	1,000,000	1,072,960

TOTAL COLORADO		12,422,039

Connecticut - 0.4%
Connecticut Health & Edl. Facilities Auth. Rev. Series 2016 K, 4% 7/1/46	1,520,000	1,463,912
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (c)	2,190,000	2,225,544
New Haven Gen. Oblig. Series 2016 A:
5% 8/15/20 (FSA Insured)	1,000,000	1,088,280
5% 8/15/26 (FSA Insured)	500,000	559,055

TOTAL CONNECTICUT		5,336,791

Delaware - 0.4%
Delaware Trans. Auth. (U.S. 301 Proj.) Series 2015, 5% 6/1/55	5,000,000	5,488,250
District Of Columbia - 0.7%
District of Columbia Rev. Series B, 4.75% 6/1/32	500,000	538,845
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/28 (Assured Guaranty Corp. Insured)	2,000,000	1,279,120
0% 10/1/32 (Assured Guaranty Corp. Insured)	5,080,000	2,665,781
0% 10/1/33 (Assured Guaranty Corp. Insured)	5,000,000	2,493,400
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2014 A, 5% 10/1/23 (c)	1,990,000	2,302,709

TOTAL DISTRICT OF COLUMBIA		9,279,855

Florida - 10.9%
Brevard County School Board Ctfs. of Prtn. Series 2015 C, 5% 7/1/26	750,000	875,318
Broward County Arpt. Sys. Rev. Series A:
5% 10/1/28 (c)	500,000	565,975
5% 10/1/31 (c)	1,000,000	1,112,770
5% 10/1/32 (c)	400,000	443,216
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/24	4,400,000	5,025,196
Series 2015 A:
5% 7/1/24	325,000	380,127
5% 7/1/26	1,200,000	1,399,524
5% 7/1/27	1,000,000	1,158,150
Series 2015 B, 5% 7/1/24	815,000	953,240
Citizens Property Ins. Corp.:
Series 2011 A1, 5% 6/1/20	1,000,000	1,108,360
Series 2012 A1, 5% 6/1/21	1,500,000	1,696,950
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	2,560,000	2,903,450
Duval County School Board Ctfs. of Prtn.:
Series 2015 B, 5% 7/1/28	2,060,000	2,374,129
Series 2016 A:
5% 7/1/31	1,305,000	1,493,403
5% 7/1/33	1,340,000	1,519,480
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29 (Pre-Refunded to 6/1/17 @ 101)	800,000	818,408
Series A, 5.5% 6/1/38	400,000	425,692
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	1,000,000	1,083,200
Series 2015 C, 5% 10/1/40	1,000,000	1,055,300
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	350,000	406,088
5% 10/1/31	380,000	438,490
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	600,000	684,144
Series 2009 A, 6.25% 10/1/31 (Pre-Refunded to 10/1/19 @ 100)	500,000	564,520
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2016:
5% 10/1/21 (c)	1,545,000	1,735,607
5% 10/1/22 (c)	1,000,000	1,136,830
5% 10/1/23 (c)	2,545,000	2,922,983
Halifax Hosp. Med. Ctr. Rev.:
4% 6/1/27	205,000	214,151
5% 6/1/24	275,000	316,786
5% 6/1/26	250,000	285,013
5% 6/1/46	425,000	452,349
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 B, 6% 11/15/37	2,000,000	2,205,160
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,000,000	1,174,180
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	1,000,000	1,152,270
Lake County School Board Ctfs. of Prtn. Series 2014 A, 5% 6/1/30 (FSA Insured)	600,000	673,356
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (c)	1,050,000	1,157,289
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	1,500,000	1,651,590
Series 2010:
5.5% 10/1/30	760,000	860,480
5.5% 10/1/30 (Pre-Refunded to 10/1/20 @ 100)	240,000	274,807
Series 2012 A:
5% 10/1/21 (c)	1,900,000	2,141,585
5% 10/1/22 (c)	1,000,000	1,130,050
5% 10/1/31 (c)	1,500,000	1,632,240
Series 2014 A:
5% 10/1/28 (c)	1,000,000	1,111,350
5% 10/1/36 (c)	3,100,000	3,336,561
5% 10/1/37	1,825,000	2,003,631
Series 2015 A, 5% 10/1/35 (c)	2,100,000	2,267,475
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/23	750,000	862,478
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	500,000	544,485
Series 2014 B, 5% 7/1/28	1,000,000	1,139,120
Series A:
5% 7/1/32	4,300,000	4,902,043
5% 7/1/33	3,650,000	4,142,057
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 8/1/21 (AMBAC Insured)	2,000,000	2,098,800
Series 2015 A:
5% 5/1/27 (FSA Insured)	780,000	911,773
5% 5/1/29	4,075,000	4,618,442
Series 2015 B:
5% 5/1/27	4,650,000	5,339,223
5% 5/1/28	2,530,000	2,887,110
Series 2016 A, 5% 5/1/30	3,620,000	4,122,166
Series 2016 B, 5% 8/1/26	1,595,000	1,871,254
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/42	300,000	324,921
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	4,000,000	4,683,080
North Brevard County Hosp. District Rev.:
5.75% 10/1/38	600,000	630,006
5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	1,500,000	1,613,175
Orange County Health Facilities Auth. Series 2012 A, 5% 10/1/42	2,350,000	2,500,165
Orange County School Board Ctfs. of Prtn.:
Series 2015 C, 5% 8/1/30	1,500,000	1,719,855
Series 2016 C, 5% 8/1/33	3,770,000	4,295,350
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/34 (c)	4,505,000	4,969,195
5% 10/1/35 (c)	4,745,000	5,213,664
5% 10/1/36 (c)	4,980,000	5,454,992
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014, 5% 12/1/31	500,000	541,680
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B, 5% 8/1/22	2,000,000	2,316,360
Series 2015 D:
5% 8/1/28	680,000	783,516
5% 8/1/29	2,330,000	2,669,621
5% 8/1/30	2,405,000	2,732,417
5% 8/1/31	2,415,000	2,718,879
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/27	1,500,000	1,751,775
5% 10/1/29	1,000,000	1,155,660
5% 10/1/32	1,165,000	1,325,362
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	1,400,000	1,499,960
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/41	1,100,000	1,151,062
Series 2015 A, 5% 12/1/40	300,000	313,482
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	410,000	456,945
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A, 5% 8/1/29 (Build America Mutual Assurance Insured)	1,000,000	1,144,760
(Master Lease Prog.) Series 2014 B, 5% 8/1/26	340,000	392,737

TOTAL FLORIDA		144,118,443

Georgia - 1.7%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (e)	1,120,000	1,133,294
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	1,100,000	1,009,316
Series C, 0% 12/1/21 (Escrowed to Maturity)	1,800,000	1,651,608
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	1,400,000	1,536,948
6.125% 9/1/40	1,605,000	1,744,908
Georgia Muni. Elec. Auth. Pwr. Rev. Series C, 5% 1/1/22	1,400,000	1,596,210
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.5% 9/15/21	930,000	1,055,252
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	2,500,000	2,714,325
Private Colleges & Univs. Auth. Rev. (The Savannah College of Art and Design Projs.) Series 2014:
5% 4/1/30	800,000	880,264
5% 4/1/44	3,815,000	3,982,669
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36 (Pre-Refunded to 1/1/19 @ 100)	2,600,000	2,812,628
Washington Wilkes Payroll Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	2,310,000	2,109,469

TOTAL GEORGIA		22,226,891

Hawaii - 0.5%
Hawaii Arpts. Sys. Rev. Series 2015 A, 5% 7/1/45 (c)	5,370,000	5,746,222
Honolulu City and County Wastewtr. Sys. Series 2015 A, 5% 7/1/45	1,200,000	1,351,548

TOTAL HAWAII		7,097,770

Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,200,000	1,297,188
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	400,000	436,556
Series 2015 ID, 5% 12/1/24	1,000,000	1,170,500

TOTAL IDAHO		2,904,244

Illinois - 15.0%
Chicago Board of Ed.:
Series 1999 A, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	942,610
Series 2008 C:
5.25% 12/1/23	360,000	305,770
5.25% 12/1/24	245,000	204,318
Series 2010 F, 5% 12/1/20	195,000	175,241
Series 2011 A:
5% 12/1/41	2,190,000	1,720,289
5.25% 12/1/41	605,000	482,887
Series 2012 A, 5% 12/1/42	1,415,000	1,102,639
Series 2015 C, 5.25% 12/1/39	300,000	239,124
Series 2016 B, 6.5% 12/1/46	150,000	137,507
Chicago Gen. Oblig.:
Series 2009 A, 5% 1/1/22	305,000	306,379
Series A, 5% 1/1/42 (AMBAC Insured)	15,000	14,262
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/28 (c)	4,200,000	4,602,570
Series 2016 A, 5% 1/1/28 (c)	2,000,000	2,219,820
Series 2016 B, 5% 1/1/46	1,275,000	1,378,683
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2011 C, 6.5% 1/1/41 (Pre-Refunded to 1/1/21 @ 100)	2,335,000	2,773,910
Series 2012 A, 5% 1/1/22 (c)	1,140,000	1,281,018
Series 2013 D, 5% 1/1/27	2,200,000	2,465,760
Series 2015 A:
5% 1/1/25 (c)	905,000	1,034,343
5% 1/1/31 (c)	1,040,000	1,128,244
5% 1/1/32 (c)	2,100,000	2,267,748
Series 2016 G, 5% 1/1/42 (c)	700,000	746,165
Chicago Transit Auth.:
Series 2014, 5.25% 12/1/49	5,000,000	5,388,350
Series 2017, 5% 12/1/46	700,000	744,674
Cmnty. College District #525 Gen. Oblig.:
5.75% 6/1/28	625,000	658,669
5.75% 6/1/28 (Pre-Refunded to 6/1/18 @ 100)	375,000	398,018
Cook County Forest Preservation District Series 2012 C, 5% 12/15/21	1,000,000	1,103,240
Cook County Gen. Oblig.:
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,026,580
Series 2010 A:
5.25% 11/15/22	690,000	752,845
5.25% 11/15/33	3,250,000	3,433,203
Series 2012 C, 5% 11/15/24	1,700,000	1,866,906
Series 2016 A:
5% 11/15/27	1,560,000	1,740,040
5% 11/15/28	1,900,000	2,107,689
5% 11/15/30	1,000,000	1,098,090
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35 (Pre-Refunded to 10/1/18 @ 100)	1,600,000	1,717,968
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	1,000,000	1,091,020
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	1,200,000	1,294,224
(Depaul Univ. Proj.) Series 2016 A:
5% 10/1/30	1,000,000	1,133,420
5% 10/1/35	2,000,000	2,206,080
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (Pre-Refunded to 2/1/18 @ 100)	1,485,000	1,551,261
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5.375% 5/15/25	5,000,000	5,515,050
5.375% 5/15/30	1,110,000	1,215,461
(Provena Health Proj.) Series 2010 A, 6% 5/1/28 (Pre-Refunded to 5/1/20 @ 100)	2,700,000	3,082,374
(Rush Univ. Med. Ctr. Proj.):
Series 2009 D, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	705,000	787,422
Series B, 5.25% 11/1/35 (Pre-Refunded to 11/1/18 @ 100)	2,905,000	3,106,927
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	350,000	363,335
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	1,100,000	1,194,501
Series 2008 A:
5.625% 1/1/37 (Pre-Refunded to 1/1/18 @ 100)	5,115,000	5,330,393
6.25% 2/1/33 (Pre-Refunded to 2/1/18 @ 100)	150,000	157,805
Series 2009 A, 7.25% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	700,000	772,744
Series 2009, 6.875% 8/15/38 (Pre-Refunded to 8/15/19 @ 100)	80,000	90,928
Series 2010 A:
5.5% 8/15/24 (Pre-Refunded to 2/15/20 @ 100)	545,000	610,095
5.75% 8/15/29 (Pre-Refunded to 2/15/20 @ 100)	360,000	405,659
Series 2012 A:
5% 5/15/20	500,000	549,265
5% 5/15/23	300,000	336,894
Series 2012:
4% 9/1/32	1,315,000	1,286,596
5% 9/1/32	1,900,000	2,005,754
5% 9/1/38	2,300,000	2,365,228
5% 11/15/43	820,000	870,610
Series 2013:
5% 11/15/24	500,000	565,175
5% 11/15/27	100,000	111,047
5% 5/15/43	1,700,000	1,785,918
Series 2015 A:
5% 11/15/21	600,000	681,114
5% 11/15/45	455,000	485,267
Series 2015 C:
5% 8/15/35	1,035,000	1,099,191
5% 8/15/44	5,600,000	5,808,544
Series 2016 A:
5% 8/15/22	1,000,000	1,102,870
5% 7/1/24	1,395,000	1,609,174
5% 7/1/31	510,000	573,485
5% 7/1/33	650,000	724,828
5% 8/15/35	510,000	529,982
5% 8/15/36	2,035,000	2,108,341
5.25% 8/15/31	600,000	652,014
Series 2016 B, 5% 8/15/32	5,000,000	5,585,050
Series 2016 C:
4% 2/15/36	400,000	347,244
5% 2/15/30	3,000,000	3,144,690
5% 2/15/41	1,800,000	1,812,672
Illinois Gen. Oblig.:
Series 2006:
5% 1/1/19	1,000,000	1,037,230
5.5% 1/1/31	1,000,000	1,058,920
Series 2010:
5% 1/1/21 (FSA Insured)	500,000	531,545
5% 1/1/23 (FSA Insured)	1,300,000	1,370,447
Series 2012 A, 5% 1/1/33	800,000	800,312
Series 2012:
5% 8/1/19	465,000	485,711
5% 8/1/21	400,000	422,028
5% 3/1/23	1,000,000	1,043,640
5% 8/1/23	700,000	735,602
5% 3/1/28	220,000	223,639
5% 3/1/36	1,000,000	991,460
Series 2013 A, 5% 4/1/35	300,000	297,858
Series 2013:
5% 1/1/22	2,925,000	3,033,839
5.5% 7/1/24	1,000,000	1,070,620
5.5% 7/1/25	745,000	792,024
Series 2014:
5% 2/1/22	1,060,000	1,115,396
5% 4/1/28	200,000	204,332
5% 5/1/32	500,000	501,165
5.25% 2/1/29	1,600,000	1,650,976
5.25% 2/1/30	1,300,000	1,334,411
5.25% 2/1/31	435,000	444,183
Series 2016:
5% 6/1/25	1,515,000	1,580,933
5% 6/1/26	210,000	217,913
5% 2/1/27	1,490,000	1,542,150
5% 2/1/28	1,200,000	1,235,196
5% 2/1/29	1,125,000	1,150,763
5% 2/1/26	415,000	428,591
Illinois Health Facilities Auth. Rev. (Delnor-Cmnty. Hosp. Proj.):
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	2,000,000	2,081,100
5.25% 5/15/32 (FSA Insured)	360,000	374,598
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/26	7,545,000	8,711,910
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2015 A, 5% 1/1/40	2,300,000	2,521,329
Series 2015 B, 5% 1/1/40	1,300,000	1,429,324
Series 2016 A, 5% 12/1/32	2,400,000	2,698,896
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/19 (FSA Insured)	2,000,000	1,892,660
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2014, 6.5% 1/1/20 (Escrowed to Maturity)	65,000	74,423
0% 12/1/17 (AMBAC Insured)	905,000	890,656
0% 12/1/17 (Escrowed to Maturity)	95,000	94,180
6.5% 1/1/20 (AMBAC Insured)	385,000	435,855
6.5% 1/1/20 (Escrowed to Maturity)	650,000	744,231
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/36	3,400,000	3,732,826
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805,000	1,633,200
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	800,000	644,144
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1994 A, 0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,710,000	3,488,365
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	788,860
Series 2002 A:
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,900,000	3,114,846
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,080,000	415,001
Series 2010 B1:
0% 6/15/43 (FSA Insured)	5,310,000	1,400,194
0% 6/15/44 (FSA Insured)	4,700,000	1,175,094
0% 6/15/45 (FSA Insured)	2,600,000	616,252
0% 6/15/47 (FSA Insured)	2,085,000	443,855
Series 2012 B, 0% 12/15/51	2,900,000	404,521
Series A:
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,265,000	1,044,548
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,090,000	2,259,315
Series 2002 A:
0% 12/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,730,000	2,553,460
0% 12/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,540,000	647,339
Quincy Hosp. Rev. Series 2007, 5% 11/15/18	1,000,000	1,031,040
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A, 5% 10/1/18 (Pre-Refunded to 10/1/17 @ 100)	425,000	436,539
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,477,760
Series 2010 A:
5% 4/1/25	1,000,000	1,084,380
5.25% 4/1/30	1,000,000	1,089,100
Series 2013:
6% 10/1/42	900,000	1,016,631
6.25% 10/1/38	900,000	1,036,638
Will County Cmnty. Unit School District #365-U:
0% 11/1/19 (Escrowed to Maturity)	790,000	756,812
0% 11/1/19 (FSA Insured)	5,085,000	4,796,426

TOTAL ILLINOIS		197,952,403

Indiana - 1.7%
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,000,000	1,074,670
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	2,000,000	2,140,700
Series 2012:
5% 3/1/30	675,000	729,540
5% 3/1/41	1,290,000	1,385,163
Series 2015 A, 5.25% 2/1/32	1,040,000	1,209,239
Series 2016:
5% 9/1/23	450,000	512,861
5% 9/1/26	225,000	257,378
5% 9/1/27	650,000	737,809
5% 9/1/29	500,000	561,005
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A, 5% 10/1/24	400,000	463,684
Series 2015 A:
5% 10/1/28	1,000,000	1,171,010
5% 10/1/45	4,340,000	4,820,134
Indianapolis Local Pub. Impt. Series 2016:
4% 1/1/34 (c)	1,000,000	1,004,650
5% 1/1/21 (c)	810,000	903,231
5% 1/1/22 (c)	1,590,000	1,800,103
5% 1/1/23 (c)	540,000	618,538
Univ. of Southern Indiana Rev. Series J, 5.75% 10/1/28 (Assured Guaranty Corp. Insured)	2,695,000	2,980,697

TOTAL INDIANA		22,370,412

Iowa - 0.4%
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Pre-Refunded to 8/15/19 @ 100)	1,200,000	1,329,876
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2017, 5% 12/1/46 (d)	3,880,000	4,457,150

TOTAL IOWA		5,787,026

Kansas - 0.7%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 C, 5.75% 11/15/38	1,900,000	2,082,685
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	870,000	764,817
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A, 5% 9/1/26	1,950,000	2,212,080
Series 2016 A:
5% 9/1/40	1,400,000	1,547,854
5% 9/1/45	1,800,000	1,981,710

TOTAL KANSAS		8,589,146

Kentucky - 0.5%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a Kings Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/29	1,000,000	1,087,520
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A, 5.25% 6/1/50	2,665,000	2,817,545
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	500,000	577,555
5.75% 10/1/38	1,355,000	1,566,895

TOTAL KENTUCKY		6,049,515

Louisiana - 0.6%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/20	1,250,000	1,379,038
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	400,000	449,436
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/26	1,000,000	1,158,570
5% 12/15/29	1,085,000	1,239,211
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2015 B:
5% 1/1/30 (c)	1,000,000	1,099,220
5% 1/1/40 (c)	1,400,000	1,491,168
Series 2007 A, 5.25% 1/1/19 (FSA Insured) (c)	1,570,000	1,615,452

TOTAL LOUISIANA		8,432,095

Maine - 0.7%
Maine Health & Higher Ed. Facilities Auth. Rev. (Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	400,000	405,012
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2008 D:
5.75% 7/1/38	770,000	815,291
5.75% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	330,000	351,424
Series 2016 A:
5% 7/1/41	1,600,000	1,611,872
5% 7/1/46	4,970,000	4,988,290
Maine Tpk. Auth. Tpk. Rev. Series 2015, 5% 7/1/38	670,000	756,718

TOTAL MAINE		8,928,607

Maryland - 0.7%
Baltimore Proj. Rev. (Wtr. Projs.) Series 2009 A:
5.375% 7/1/34	315,000	342,855
5.375% 7/1/34 (Pre-Refunded to 7/1/19 @ 100)	185,000	202,790
City of Westminster Series 2016:
5% 11/1/27	1,000,000	1,104,630
5% 11/1/31	1,245,000	1,348,758
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D, 5% 3/31/41 (c)	1,815,000	1,941,106
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	1,010,000	1,072,751
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F, 5.25% 7/1/21	1,000,000	1,053,160
Series 2010, 5.125% 7/1/39	900,000	949,950
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18 (Escrowed to Maturity)	130,000	135,268
Series 2010, 5.625% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	500,000	568,685
Series 2016 A:
4% 7/1/42	275,000	261,091
5% 7/1/35	120,000	126,535

TOTAL MARYLAND		9,107,579

Massachusetts - 2.5%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2015 A:
5% 7/1/40	310,000	350,123
5% 7/1/45	305,000	343,518
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series T:
5% 7/1/37	2,000,000	2,293,660
5% 7/1/38	3,240,000	3,709,606
5% 7/1/42	1,875,000	2,134,369
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40 (Pre-Refunded to 10/1/19 @ 100)	1,400,000	1,560,580
(Wentworth Institute of Technology Proj.) Series 2017, 5% 10/1/28 (d)	1,055,000	1,180,587
Series 2011 I, 6.75% 1/1/36	1,000,000	1,146,530
Series 2015 D, 5% 7/1/44	890,000	918,952
Series 2016 A, 5% 1/1/47	2,395,000	2,562,985
Massachusetts Gen. Oblig.:
Series 2016 A, 5% 3/1/46	445,000	495,659
Series 2016 B, 5% 7/1/36	3,000,000	3,441,000
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33 (Pre-Refunded to 7/1/18 @ 100)	1,000,000	1,056,920
Massachusetts Port Auth. Rev.:
Series 2016 A, 5% 7/1/34	2,260,000	2,602,141
Series 2016 B:
4% 7/1/46 (c)	5,200,000	5,182,008
5% 7/1/43 (c)	3,185,000	3,484,931

TOTAL MASSACHUSETTS		32,463,569

Michigan - 2.7%
Detroit Swr. Disp. Rev. Series 2001 E, 5.75% 7/1/31 (Pre-Refunded to 7/1/18 @ 100)	385,000	410,556
Detroit Wtr. Supply Sys. Rev. Series 2006 B, 7% 7/1/36 (Pre-Refunded to 7/1/19 @ 100)	1,000,000	1,134,600
Grand Rapids Pub. Schools Series 2016, 5% 5/1/26 (FSA Insured)	3,065,000	3,624,424
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	500,000	569,670
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2015 I, 5% 4/15/30	5,000,000	5,682,600
5% 4/15/33	2,500,000	2,798,950
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32 (Pre-Refunded to 6/1/22 @ 100)	1,150,000	1,282,756
5% 6/1/21 (Escrowed to Maturity)	350,000	398,615
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	500,000	579,820
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	1,100,000	1,275,604
Series 2012, 5% 11/15/42	2,175,000	2,346,716
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38 (Pre-Refunded to 5/15/18 @ 100)	1,000,000	1,060,140
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	435,000	475,881
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	80,000	86,728
Portage Pub. Schools Series 2016, 5% 11/1/33	1,130,000	1,275,205
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39 (Pre-Refunded to 9/1/18 @ 100)	600,000	666,612
Univ. of Michigan Rev.:
Series 2015, 5% 4/1/46	2,000,000	2,271,920
Series 2017 A:
5% 4/1/42	3,515,000	4,060,001
5% 4/1/47	4,925,000	5,656,363

TOTAL MICHIGAN		35,657,161

Minnesota - 0.3%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/20	1,620,000	1,691,669
Minneapolis Health Care Sys. Rev.:
6.5% 11/15/38	845,000	910,327
6.5% 11/15/38 (Pre-Refunded to 11/15/18 @ 100)	155,000	169,564
Minnesota Gen. Oblig. 5% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	25,000	25,501
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2009, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,600,000	1,768,048

TOTAL MINNESOTA		4,565,109

Missouri - 0.2%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	200,000	194,710
3.25% 2/1/28	200,000	194,756
4% 2/1/40	100,000	98,082
5% 2/1/29	1,240,000	1,393,090
5% 2/1/36	400,000	434,872
5% 2/1/45	600,000	645,984

TOTAL MISSOURI		2,961,494

Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 1.124% 12/1/17 (e)	555,000	553,402
Douglas County Hosp. Auth. #2 Health Facilities Rev. 6% 8/15/24	740,000	758,944
Nebraska Pub. Pwr. District Rev.:
Series 2016 A, 5% 1/1/41	2,000,000	2,223,040
Series 2016 B, 5% 1/1/40	1,130,000	1,256,933

TOTAL NEBRASKA		4,792,319

Nevada - 0.4%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2016 B, 5% 6/1/36	4,530,000	5,151,561
New Hampshire - 0.6%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39 (Pre-Refunded to 10/1/19 @ 100)	1,830,000	2,057,615
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007, 5% 10/1/37	255,000	259,807
Series 2012:
4% 7/1/32	400,000	400,568
5% 7/1/27	500,000	540,765
Series 2016:
4% 10/1/38	280,000	258,549
5% 10/1/22	1,000,000	1,105,020
5% 10/1/29	2,675,000	2,939,210
5% 10/1/38	700,000	742,343

TOTAL NEW HAMPSHIRE		8,303,877

New Jersey - 4.3%
New Jersey Ctfs. of Prtn. Series 2009 A, 5.25% 6/15/28 (Pre-Refunded to 6/15/19 @ 100)	1,000,000	1,093,220
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.) Series 2017 B:
5% 11/1/23	7,200,000	7,647,768
5% 11/1/24	2,800,000	2,952,292
Series 2009 AA:
5.5% 12/15/29	330,000	352,130
5.5% 12/15/29 (Pre-Refunded to 6/15/19 @ 100)	670,000	736,357
Series 2013 NN, 5% 3/1/27	11,810,000	12,171,150
Series 2013:
5% 3/1/23	2,200,000	2,322,452
5% 3/1/24	3,000,000	3,130,740
5% 3/1/25	300,000	311,604
Series 2016 AAA, 5% 6/15/41	865,000	857,725
Series 2016 BBB:
5% 6/15/21	1,000,000	1,057,300
5% 6/15/22	1,620,000	1,715,920
5% 6/15/23	2,600,000	2,744,742
6% 12/15/34 (Pre-Refunded to 12/15/18 @ 100)	25,000	26,623
New Jersey Edl. Facility Series 2016 A, 5% 7/1/31	1,000,000	1,084,280
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2008, 6.625% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	1,700,000	1,831,138
Series 2016 A:
5% 7/1/20 (d)	500,000	537,085
5% 7/1/28	365,000	414,206
5% 7/1/29	700,000	777,623
New Jersey Trans. Trust Fund Auth.:
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	436,152
Series 2010 D, 5.25% 12/15/23	6,295,000	6,774,805
Series 2014 AA, 5% 6/15/23	5,250,000	5,572,560
Series 2016 A, 5% 6/15/29	1,650,000	1,740,800

TOTAL NEW JERSEY		56,288,672

New Mexico - 0.2%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/19	2,000,000	2,191,300
New York - 5.6%
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	2,700,000	3,062,394
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	3,400,000	3,669,178
New York City Gen. Oblig.:
Series 2007 D1, 5.125% 12/1/22	785,000	811,753
Series 2008:
5.25% 8/15/27	1,445,000	1,532,726
5.25% 8/15/27 (Pre-Refunded to 8/15/18 @ 100)	55,000	58,478
Series 2009, 5.625% 4/1/29	280,000	305,217
Series 2012 A1, 5% 8/1/24	1,300,000	1,481,844
Series 2012 E, 5% 8/1/24	5,000,000	5,707,050
Series 2012 G1, 5% 4/1/25	2,500,000	2,859,375
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	600,000	618,948
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 CC, 5% 6/15/34	2,100,000	2,199,015
Series 2009 FF 2, 5.5% 6/15/40	3,000,000	3,271,320
Series 2011 EE, 5.375% 6/15/43	4,000,000	4,515,760
Series 2013 CC, 5% 6/15/47	4,000,000	4,440,800
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S3:
5.25% 1/15/34	2,500,000	2,675,475
5.25% 1/15/39	1,000,000	1,068,200
Series 2009 S4:
5.5% 1/15/39	850,000	914,583
5.75% 1/15/39	1,600,000	1,732,448
Series 2015 S1, 5% 7/15/43	5,000,000	5,564,150
Series 2015 S2, 5% 7/15/35	1,770,000	2,000,029
New York City Transitional Fin. Auth. Rev. Series 2015 E1, 5% 2/1/41	510,000	571,246
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36	3,400,000	3,703,620
5% 2/15/34	1,100,000	1,173,381
New York Dorm. Auth. Revs. (New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	90,000	91,643
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 B, 5% 11/15/34	1,200,000	1,308,888
New York Metropolitan Trans. Auth. Rev.:
Series 2010 D, 5.25% 11/15/40	1,400,000	1,563,870
Series 2012 D, 5% 11/15/25	4,600,000	5,301,132
Series 2014 B, 5% 11/15/44	1,500,000	1,647,525
Series 2015 A1, 5% 11/15/45	2,600,000	2,870,322
Series 2016, 6.5% 11/15/28	190,000	207,569
New York Trans. Dev. Corp.:
(Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (c)	2,100,000	2,204,601
Series 2016 A, 5.25% 1/1/50 (c)	2,600,000	2,740,062
Rockland County Gen. Oblig. Series 2014 A, 4% 3/1/23 (FSA Insured)	1,125,000	1,240,943
Tobacco Settlement Fing. Corp. Series 2013 B, 5% 6/1/21	15,000	15,023
Triborough Bridge & Tunnel Auth. Revs. Series 2015 A, 5.25% 11/15/45	1,000,000	1,146,520

TOTAL NEW YORK		74,275,088

North Carolina - 0.4%
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2012, 5% 11/1/41	800,000	847,160
5% 11/1/30 (FSA Insured)	1,275,000	1,333,484
North Carolina Med. Care Cmnty. Health Series 2017, 5% 10/1/33 (d)	560,000	627,004
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	1,600,000	1,738,720
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A:
5% 1/1/30	285,000	301,499
5% 1/1/30 (Pre-Refunded to 1/1/19 @ 100)	715,000	766,037

TOTAL NORTH CAROLINA		5,613,904

North Dakota - 0.3%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	750,000	805,118
McLean County Solid Waste Facilities Rev. (Great River Energy Projects) Series 2010 B, 5.15% 7/1/40	2,300,000	2,460,678

TOTAL NORTH DAKOTA		3,265,796

Ohio - 1.4%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	1,500,000	1,620,195
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.) Series 2016, 5% 2/15/46	1,900,000	2,083,597
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	2,000,000	2,264,100
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	925,000	936,664
Columbus City School District 5% 12/1/29	300,000	352,224
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/26	670,000	756,115
Lake County Hosp. Facilities Rev.:
Series 2015, 5% 8/15/29	400,000	449,576
5.75% 8/15/38	165,000	173,963
5.75% 8/15/38 (Pre-Refunded to 8/15/18 @ 100)	835,000	893,742
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	1,200,000	1,408,572
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	2,000,000	2,039,280
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	2,600,000	894,088
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	1,400,000	1,491,630
Scioto County Hosp. Facilities Rev. Series 2016, 5% 2/15/34	445,000	495,214
Univ. of Akron Gen. Receipts Series 2016 A, 5% 1/1/35	1,995,000	2,226,340

TOTAL OHIO		18,085,300

Oklahoma - 0.3%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/29	700,000	788,984
5% 10/1/39	150,000	163,634
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2012, 5% 2/15/42	1,775,000	1,885,086
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/38	1,295,000	1,428,178

TOTAL OKLAHOMA		4,265,882

Oregon - 0.1%
Yamhill County School District #029J Newberg 5.5% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,097,560
Pennsylvania - 6.2%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	1,100,000	1,189,221
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46 (Pre-Refunded to 11/15/21 @ 100)	500,000	619,150
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.) Series 2017, 5% 5/1/47 (d)	4,920,000	5,463,955
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/21	350,000	393,624
5% 6/1/22	500,000	570,545
5% 6/1/23	500,000	576,515
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39 (d)	2,585,000	2,883,438
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/41	1,000,000	1,077,750
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2012 A, 5% 6/1/24	600,000	678,528
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/25	1,045,000	1,162,855
Series 2016 A:
5% 10/1/28	1,515,000	1,656,940
5% 10/1/36	1,140,000	1,200,637
5% 10/1/40	700,000	734,412
Northampton County Gen. Purp. Auth. Hosp. Rev. Series 2016 A, 5% 8/15/46	5,125,000	5,473,346
Pennsylvania Gen. Oblig.:
Series 2015 1:
5% 3/15/29	2,780,000	3,143,596
5% 3/15/31	730,000	814,410
Series 2015, 5% 3/15/33	850,000	940,644
Series 2016:
5% 2/1/21	2,590,000	2,896,371
5% 2/1/22	2,720,000	3,093,538
5% 2/1/23	2,665,000	3,056,115
5% 2/1/24	3,000,000	3,455,670
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2016, 5% 5/1/28	500,000	580,625
Philadelphia Gas Works Rev. Series 9:
5.25% 8/1/40	490,000	528,852
5.25% 8/1/40 (Pre-Refunded to 8/1/20 @ 100)	310,000	349,547
Philadelphia School District Series 2016 D:
5% 9/1/25	8,790,000	9,650,189
5% 9/1/26	9,180,000	10,064,952
5% 9/1/27	9,690,000	10,591,558
Scranton-Lackawanna Health & Welfare Auth. Rev. (Marywood Univ. Proj.) Series 2016, 5% 6/1/36	4,000,000	3,913,640
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,499,550

TOTAL PENNSYLVANIA		81,260,173

Rhode Island - 1.0%
Rhode Island Comm Corp. Rev. Series 2016 A:
5% 6/15/21	3,000,000	3,375,810
5% 6/15/22	5,000,000	5,710,350
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	140,000	142,447
5% 9/1/36	1,400,000	1,389,584
Series 2016:
5% 5/15/34	1,000,000	1,072,040
5% 5/15/39	1,000,000	1,055,400

TOTAL RHODE ISLAND		12,745,631

South Carolina - 3.1%
Beaufort-Jasper Wtr. & Swr. Sys. Series 2016 B, 5% 3/1/20	735,000	813,961
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015, 5% 12/1/26	1,400,000	1,581,790
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	1,400,000	1,589,364
South Carolina Ports Auth. Ports Rev.:
Series 2015 (AMT), 5% 7/1/45 (c)	4,340,000	4,653,652
Series 2015, 5.25% 7/1/55 (c)	6,000,000	6,495,360
South Carolina Pub. Svc. Auth. Rev.:
Series 2012 B, 5% 12/1/20	2,500,000	2,807,400
Series 2013 E, 5.5% 12/1/53	6,100,000	6,807,478
Series 2014 A:
5% 12/1/49	3,640,000	3,943,540
5.5% 12/1/54	2,500,000	2,784,700
Series 2014 C, 5% 12/1/46	700,000	767,298
Series 2015 A, 5% 12/1/50	7,245,000	7,790,693
Series 2015 E, 5.25% 12/1/55	1,100,000	1,208,229

TOTAL SOUTH CAROLINA		41,243,465

Tennessee - 0.2%
Jackson Hosp. Rev.:
5.75% 4/1/41	270,000	281,205
5.75% 4/1/41 (Pre-Refunded to 4/1/18 @ 100)	730,000	768,084
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.75% 7/1/24 (c)	1,600,000	1,762,080

TOTAL TENNESSEE		2,811,369

Texas - 9.3%
Aledo Independent School District Series 2016, 5% 2/15/43	1,500,000	1,699,020
Austin Arpt. Sys. Rev. Series 2014:
5% 11/15/28 (c)	500,000	564,490
5% 11/15/39 (c)	1,700,000	1,860,208
5% 11/15/44 (c)	4,405,000	4,801,406
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20 (Pre-Refunded to 8/1/18 @ 100)	1,000,000	1,065,660
Austin Wtr. & Wastewtr. Sys. Rev. Series 2016, 5% 11/15/37	1,400,000	1,605,114
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/28	1,300,000	1,454,037
5% 1/1/31	475,000	521,792
5% 1/1/45	1,000,000	1,071,530
Series 2016:
5% 1/1/40	1,000,000	1,076,640
5% 1/1/46	685,000	735,368
Comal Independent School District 5.25% 2/1/23	35,000	36,404
Corpus Christi Util. Sys. Rev.:
5% 7/15/23	1,600,000	1,843,088
5.25% 7/15/18 (FSA Insured)	1,000,000	1,019,440
Cypress-Fairbanks Independent School District Series 2014 C, 5% 2/15/44	1,100,000	1,231,153
Dallas County Cmnty. College Series 2016, 5% 2/15/26	10,040,000	12,013,362
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2012 D, 5% 11/1/42 (c)	400,000	426,720
Series 2012 H, 5% 11/1/42 (c)	1,000,000	1,066,800
Series 2014 D, 5% 11/1/23 (c)	575,000	652,228
Frisco Independent School District Series 2008 A, 6% 8/15/33	1,200,000	1,285,908
Grand Parkway Trans. Corp. Series 2013 B:
5% 4/1/53	220,000	243,716
5.25% 10/1/51	8,500,000	9,597,350
5.5% 4/1/53	1,000,000	1,071,790
Harris County Gen. Oblig. Series 2002, 0% 8/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	831,160
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/24 (c)	1,250,000	1,372,050
Series 2012 A, 5% 7/1/23 (c)	600,000	671,916
Katy Independent School District Series 2015 A, 5% 2/15/45	800,000	898,280
Lewisville Independent School District 0% 8/15/19	2,340,000	2,258,170
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/26 (c)	1,000,000	1,145,330
5% 11/1/28 (c)	3,325,000	3,748,472
Series 2017:
5% 11/1/22 (c)	750,000	854,033
5% 11/1/23 (c)	1,100,000	1,260,116
5% 11/1/29 (c)	1,250,000	1,416,863
5% 11/1/36 (c)	1,000,000	1,098,620
Mansfield Independent School District 5.5% 2/15/17	25,000	25,041
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/27	720,000	828,346
North Texas Tollway Auth. Rev.:
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	1,100,000	1,344,486
Series 2009 A, 6.25% 1/1/39 (Pre-Refunded to 1/1/19 @ 100)	1,465,000	1,604,058
Series 2009, 6.25% 1/1/39	335,000	363,535
Series 2011 A:
5.5% 9/1/41	2,300,000	2,656,983
6% 9/1/41	1,200,000	1,418,184
Series 2011 D, 5% 9/1/28	2,300,000	2,615,491
Series 2014 A, 5% 1/1/25	1,000,000	1,162,570
Series 2015 B, 5% 1/1/40	2,000,000	2,196,960
Series 2016 A, 5% 1/1/36	1,250,000	1,390,413
6% 1/1/24	230,000	239,865
San Antonio Arpt. Sys. Rev. 5.25% 7/1/18 (FSA Insured) (c)	2,505,000	2,543,352
San Antonio Elec. & Gas Sys. Rev.:
Series 2012, 5.25% 2/1/25	800,000	970,144
Series 2016, 5% 2/1/21	1,225,000	1,388,084
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Hendrick Med. Ctr. Proj.) Series 2009 B, 5.25% 9/1/28 (Assured Guaranty Corp. Insured)	1,235,000	1,334,689
(Scott & White Healthcare Proj.) Series 2013 A, 4% 8/15/43	400,000	394,836
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	480,000	518,323
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	620,000	669,501
Texas Gen. Oblig.:
Series 2016 A, 5% 4/1/23	4,580,000	5,381,317
Series 2016, 5% 4/1/40	1,200,000	1,368,240
Series 2017 B, 5% 10/1/31	10,000,000	11,923,700
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	75,000	78,400
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	725,000	758,727
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	1,200,000	1,372,380
Series 2013, 6.75% 6/30/43 (c)	2,400,000	2,685,576
Texas Wtr. Dev. Board Rev.:
Series 2008 B, 5.25% 7/15/23	1,600,000	1,630,880
Series 2015 A:
5% 10/15/40	2,355,000	2,672,666
5% 10/15/45	1,500,000	1,696,260
Univ. of Texas Board of Regents Sys. Rev. Series 2016 D, 5% 8/15/21	935,000	1,072,595
Waller Independent School District 5.5% 2/15/28 (Pre-Refunded to 2/15/18 @ 100)	1,670,000	1,747,405
Ysleta Independent School District Series 2016, 5% 8/15/45	3,170,000	3,598,172

TOTAL TEXAS		122,149,413

Utah - 0.2%
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/20	850,000	942,888
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38 (Pre-Refunded to 6/15/18 @ 100)	1,200,000	1,268,532

TOTAL UTAH		2,211,420

Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Champlain College Proj.) Series 2016 A:
5% 10/15/41	600,000	615,264
5% 10/15/46	1,000,000	1,021,520

TOTAL VERMONT		1,636,784

Virginia - 1.3%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/30	1,250,000	1,402,675
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
4% 6/15/37	120,000	117,376
5% 6/15/30	400,000	431,624
5% 6/15/33	425,000	452,102
5% 6/15/34	805,000	852,487
Univ. of Virginia Gen. Rev.:
Series 2015 A, 5% 4/1/45	1,000,000	1,139,130
Series 2017 A, 5% 4/1/38 (d)	9,200,000	10,758,940
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A, 5% 1/1/40	500,000	560,225
Winchester Econ. Dev. Auth. Series 2015, 5% 1/1/44	1,000,000	1,089,960

TOTAL VIRGINIA		16,804,519

Washington - 4.5%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	995,530
King County Swr. Rev. Series 2009, 5.25% 1/1/42 (Pre-Refunded to 1/1/19 @ 100)	780,000	840,115
Port of Seattle Rev.:
Series 2016 B, 5% 10/1/30 (c)	1,000,000	1,140,200
Series 2016:
5% 2/1/25	500,000	588,090
5% 2/1/30	1,000,000	1,162,630
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/24 (c)	560,000	629,586
Seattle Gen. Oblig. Series 2016 A, 5% 4/1/24	4,990,000	5,943,689
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B, 5% 12/1/27	1,500,000	1,705,935
Washington Gen. Oblig.:
Series 2013 D, 5% 2/1/21	5,695,000	6,453,175
Series 2017 D, 5% 2/1/36	18,305,000	21,003,157
Series R 2017 A, 5% 8/1/33	6,115,000	7,069,735
Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	1,200,000	1,161,420
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	3,000,000	3,212,790
(MultiCare Health Sys. Proj.) Series 2008 B, 6% 8/15/39 (Pre-Refunded to 8/15/19 @ 100)	1,000,000	1,116,220
(Overlake Hosp. Med. Ctr.) Series 2010, 5.7% 7/1/38	2,270,000	2,517,816
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38 (Pre-Refunded to 10/1/19 @ 100)	1,400,000	1,555,890
Series 2015, 5% 1/1/27	700,000	806,183
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/36	1,000,000	1,044,350
5% 10/1/40	570,000	590,286

TOTAL WASHINGTON		59,536,797

West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (c)(e)	1,360,000	1,308,497
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35 (Pre-Refunded to 12/1/18 @ 100)	1,000,000	1,080,120
West Virginia Univ. Revs. (West Virginia Univ. Projs.) Series 2014 A, 5% 10/1/44	1,100,000	1,213,883

TOTAL WEST VIRGINIA		3,602,500

Wisconsin - 0.7%
Pub. Fin. Auth. Wis Edl. Facilities Series 2016:
5% 1/1/37	1,100,000	1,097,206
5% 1/1/42	900,000	887,346
Wisconsin Health & Edl. Facilities:
Series 2014, 4% 5/1/33	510,000	478,008
Series 2016 A:
5% 2/15/42	1,000,000	1,056,530
5% 2/15/46	1,700,000	1,790,882
Series 2016, 5% 2/15/29	435,000	493,755
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	500,000	545,145
5.75% 7/1/30	500,000	554,015
Series 2013 B, 5% 7/1/36	925,000	999,074
Series 2012:
5% 6/1/27	300,000	329,637
5% 6/1/39	490,000	521,007

TOTAL WISCONSIN		8,752,605

Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	1,700,000	1,858,083
TOTAL MUNICIPAL BONDS
(Cost $1,213,368,681)		1,230,831,846

Municipal Notes - 3.4%
Kentucky - 0.1%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17	1,500,000	$1,520,475
Michigan - 2.1%
JPMorgan Chase Participating VRDN Series Putters 5010, 0.67% 2/1/17 (Liquidity Facility JPMorgan Chase Bank) (e)(f)	28,115,000	28,114,979
New York - 1.2%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 BB2, 0.63% 2/1/17 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (e)	15,000,000	15,000,000
TOTAL MUNICIPAL NOTES
(Cost $44,632,699)		44,635,454
	Shares	Value

Money Market Funds - 3.1%
Fidelity Municipal Cash Central Fund, 0.70% (g)(h)
(Cost $40,568,000)	40,568,000	40,568,000
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $1,298,569,380)		1,316,035,300
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,128,382
NET ASSETS - 100%		$1,317,163,682

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $637,220 or 0.0% of net assets.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$20,395
Total	$20,395

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$1,275,467,300	$--	$1,275,467,300	$--
Money Market Funds	40,568,000	40,568,000	--	--
Total Investments in Securities:	$1,316,035,300	$40,568,000	$1,275,467,300	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $1,298,227,254. Net unrealized appreciation aggregated $17,808,046, of which $39,005,830 related to appreciated investment securities and $21,197,784 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 31, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 31, 2017